FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Sep. 30, 2021 item	Dec. 31, 2020 item	Jul. 07, 2020 $ / shares
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.02	0.47
Expected Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.25	5.76
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.00	0.00
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	13.5	19.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Unit Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	9.92	10.15
Level 3 | Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.39
Level 3 | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0.00
Level 3 | Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			10.0
Level 3 | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | $ / shares			11.50